RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Transactions with Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Related Party Transaction [Line Items]
Revenues	$ 10,441	$ 10,016
Expenses:
Cost of sales	3,025	3,316
Operating expenses:
Research and development	3,086	2,871
Sales and marketing	3,721	3,790
General and administrative	1,136	978
Transactions With Related Parties [Member]
Related Party Transaction [Line Items]
Revenues	12	20
Expenses:
Cost of sales	28	27
Operating expenses:
Research and development	105	103
Sales and marketing	85	64
General and administrative	$ 35	$ 25